Inventories	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
INVENTORIES	INVENTORIES

	As of December 31,
	2024	2023
Raw materials	$23,337	$33,136
Semi-finished goods	2,667	3,559
Merchandise	18,968	16,414
	$44,972	$53,109
Costs of revenues related to inventories were $139.0 million (including impairment losses of $4.4 million), $169.2 million (including impairment losses of $2.5 million) and $195.6 million (including impairment losses of $3.0 million) for the years ended December 31, 2024, 2023 and 2022, respectively. Unallocated production overhead were $5.3 million , $2.9 million and $3.2 million for the years ended